EMPLOYEE BENEFITS, NET	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
EMPLOYEE BENEFITS, NET

NOTE 16 – EMPLOYEE BENEFITS, NET:

a.	The plan liabilities, net:

	Year ended	Year ended
	December 31, 2024	December 31, 2023
Defined benefit plan:
Present value of defined benefit obligation	$540	$458
Fair value of plan assets	(393)	(337)

Total	$147	$121

Changes in the present value of defined benefit obligation:

	2024	2023

Balance at beginning of year	$337	$361
Recognized in statement of comprehensive loss:
Interest cost	15	10
Current service cost	44	32
Currency translation	(5)	(10)
Recognized in other comprehensive gain:	(6)	(1)
Net actuarial gain	8	(55)

Balance at end of year	$393	$337

b.	The movement in the fair value of the plan assets:

	2024	2023

Balance at beginning of year	$(337)	$(361)
Recognized in statement of comprehensive loss:
Expected return	23	23

Recognized in other comprehensive loss /(gain):
Net actuarial loss (gain)	-	-
Other:
Contributions by employer	(79)	1

Balance at end of year	$(393)	$(337)

c.	The principal assumptions underlying the defined benefit plan:

	December 31, 2024	December 31, 2023

Discount rate of the plan liability	3.15%	2.95%

Expected rate of return on plan assets	3.23%	2.84%

Future salary increases	4.41%	3.97%

A2Z CUST2MATE SOLUTIONS CORP.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(Expressed in Thousands of US Dollars, except per share data)